RIGHT-OF-USE ASSETS AND LEASES (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 72,640	$ 72,978	$ 74,245
Property, plant and equipment, net - excluding ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	69,745
ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 2,895